Investments in associates and joint venture	12 Months Ended
Dec. 31, 2021
Investments in associates and joint venture
Investments in associates and joint venture

10.   Investments in associates and joint venture

(a)	This caption is made up as follows:

	Share in equity
	2021	2020	2021	2020
	%	%	US$(000)	US$(000)

Associates
Sociedad Minera Cerro Verde S.A.A.	19.58	19.58	1,305,377	1,209,126
Compañía Minera Coimolache S.A.	40.10	40.10	101,683	104,833
Tinka Resources Ltd.	19.30	19.30	11,573	12,862
Minera Yanacocha S.R.L.	43.65	43.65	—	157,835
			1,418,633	1,484,656
Joint venture (d)			2,497	2,254
Other minor investments			1,165	1,865
			1,422,295	1,488,775

(b)	The table below presents the net share in profit (loss) of investments:

	2021	2020	2019
	US$(000)	US$(000)	US$(000)
Associates
Sociedad Minera Cerro Verde S.A.A.	233,342	53,767	76,451
Compañía Minera Coimolache S.A.	8,170	10,055	12,883
Tinka Resources Ltd.	(1,098)	(868)	—
	240,414	62,954	89,334
Joint venture	36	(252)	(44)
	240,450	62,702	89,290

Investments held by the Group in its associates Minera Yanacocha S.R.L. (through its subsidiary Compañía Minera Condesa S.A.) and Sociedad Minera Cerro Verde S.A.A., represent the most relevant investments of the Group as of December 31, 2021 and 2020. Its operations are important to the Group's activities and participation in their results has been significant in relation to profits (losses) of the Group in the years 2021, 2020 and 2019. The following relevant information on these investments is as follows:

Investment in Minera Yanacocha S.R.L.-

The Group, through its subsidiary Compañía Minera Condesa S.A., has an interest of 43.65% of Minera Yanacocha S.R.L. (hereinafter “Yanacocha”). Yanacocha is engaged in gold production and exploration and development of gold and copper in their own concessions or owned by the subsidiary S.M.R.L. Chaupiloma Dos de Cajamarca, which signed a contract of use of mineral rights.

During December 2021, the Company's Management decided to dispose of its investment in Yanacocha, classifying it as held for sale as of December 31, 2021 and as a "Liability directly associated with the held for sale investment in Yanacocha”, see note 1(e), in order to concentrate on its existing asset portfolio, reduce its levels of financial indebtedness and improve the returns of its shareholders.

On February 7, 2022, Buenaventura entered into definitive agreements with Newmont to sell all of the shares it owned in Yanacocha for a consideration collected in full in February 2022 of US$300,000,000, as well as contingent payments linked to the production of the Sulphides Project that Yanacocha plans to develop and future increases in mineral prices, payments that can amount to up to US$100,000,000.

Additionally, the subsidiary Chaupiloma transferred all its mining concessions to Yanacocha, maintaining as consideration for this transfer a royalty equal to the one it currently receives from Yanacocha, as well as two additional royalties on concessions that may house future projects. Similarly, Newmont transferred in favor of Buenaventura its shares in the subsidiary Minera La Zanja S.R.L. (hereinafter “La Zanja”), in exchange for a royalty on the future production of said mining unit. On the other hand, Newmont paid US$45,000,000 to Buenaventura in order to cover part of the future costs of the La Zanja closure plan.

Key financial data -

The table below presents key financial data from the financial statements of Yanacocha under IFRS:

	2021	2020
	US$(000)	US$(000)

Statements of financial position as of December 31:
Current assets	931,506	1,099,590
Non-current assets	1,175,631	1,213,848
Current liabilities	(310,040)	(282,986)
Non-current liabilities	(2,441,036)	(1,706,066)

Equity	(643,939)	324,386

Group's interest	(281,079)	141,594
Goodwill	16,241	16,241
	(264,838)	157,835

Investment in Sociedad Minera Cerro Verde S.A.A. (Cerro Verde) -

Cerro Verde is engaged in the extraction, production and marketing of cathodes and copper concentrate from its mining unit that is located in Uchumayo, Arequipa, Peru.

Key financial data -

The table below presents the key financial data from the financial statements of Cerro Verde under IFRS:

	2021	2020
	US$(000)	US$(000)

Statements of financial position as of December 31:
Current assets	2,157,182	1,754,888
Non-current assets	5,967,382	6,012,571
Current liabilities	(1,252,095)	(450,680)
Non-current liabilities	(745,463)	(1,681,451)

Equity	6,127,006	5,635,328

Group’s interest	1,197,614	1,101,363
Goodwill	107,763	107,763

	1,305,377	1,209,126

	2021	2020	2019
	US$(000)	US$(000)	US$(000)

Statements of profit or loss for the years ended December 31:

Sales of goods	4,199,448	2,538,593	2,890,066

Net Income from continued operations	1,191,474	274,544	390,377

Group’s share in results	233,342	53,767	76,451

The Group's management determined that there was no objective evidence that its investment in Cerro Verde is impaired as of December 31, 2021 and 2020.

Market capitalization:

As of December 31, 2021 and 2020, total market capitalization of shares maintained by the Group in Cerro Verde was US$2,552 million and US$1,434 million, respectively (market capitalization value by each share of US$37.23 and US$20.92, respectively).

Investment in Compañía Minera Coimolache S.A. (Coimolache) -

Coimolache is involved in the production and the sales of gold and silver from its open-pit mining unit located in Cajamarca, Peru.

Key financial data -

The table below presents the key financial data from the financial statements of Coimolache under IFRS:

	2021	2020
	US$(000)	US$(000)

Statements of financial position as of December 31:
Current assets	216,581	205,893
Non-current assets	184,635	213,073
Current liabilities	(36,521)	(45,589)
Non-current liabilities	(106,129)	(104,873)

Equity	258,566	268,504

Adjustments to conform to the accounting policies of the Group	(4,954)	(7,037)

Equity, adjusted	253,612	261,467

Group’s interest	101,683	104,833

	2021	2020	2019
	US$(000)	US$(000)	US$(000)

Statements of profit or loss for the years ended December 31:
Sales of goods	215,481	203,163	241,173

Net income from continued operations	22,562	22,786	28,459
Adjustments to conform to the accounting policies	2,083	2,293	3,674

Net income, adjusted	24,862	25,079	32,133

Group’s share in results	8,170	10,055	12,883

The Group's management determined that there was no objective evidence that its investment in Coimolache is impaired as of December 31, 2021 and 2020.

Investment in Tinka Resources Ltd. (Tinka) -

Tinka is a Canadian junior exploration and development mining company with its flagship property being the project of Ayawilca. Ayawilca is carbonate replacement deposit (CRD) in the zinc-lead-silver belt of central Peru, in Cerro de Pasco, 200 kilometers northeast of Lima. Tinka is listed on the Lima and Canada Stocks Exchanges.

Key financial data -

The table below presents the key financial data from the financial statements of Tinka under IFRS:

	2021	2020
	US$(000)	US$(000)
Statements of financial position as of November 30:
Current assets	8,667	14,075
Non-current assets	50,461	50,464
Current liabilities	(211)	(876)

Equity	58,917	63,663

Adjustments to conform to the accounting policies of the Group	1,042	2,982

Equity, adjusted	59,959	66,645

Group’s interest	11,573	12,862

	2021	2020
	US$(000)	US$(000)
Statements of profit or loss for the years ended November 30:
Sales of goods	—	—

Net loss from continued operations	(1,109)	(2,311)
Adjustments to conform to the Group accounting policies	(4,583)	(2,189)

Net loss, adjusted	(5,692)	(4,500)

Group's share in results	(1,098)	(868)

At the date of this report, the Company's Management used the last available financial statements of the associate Tinka.

The Group’s management determined that there was no objective evidence that its investment in Tinka is impaired as of December 31, 2021 and 2020.

Market capitalization:

As of December 31, 2021 and 2020, total market capitalization of shares maintained by the Group in Tinka was US$11.0 million and US$11.9 million, respectively (market capitalization value by each share of US$0.16 and US$0.18, respectively).

(c)

The Group, through its subsidiary El Brocal, has an interest of 8% in Transportadora Callao S.A., a joint venture whose objective was the construction of a fixed conveyor belt of minerals and deposits in the Port of Callao. In May 2014, Transportadora Callao started operations and currently its main activity is the operation of that terminal.

The table below presents the key financial data from the joint venture under IFRS:

	2021	2020
	US$(000)	US$(000)

Statements of financial position as of December 31:
Current assets	19,898	16,723
Non-current assets	87,634	94,505
Current liabilities	(14,403)	(10,598)
Non-current liabilities	(72,444)	(80,595)
Equity	20,685	20,035

Adjustments to conform to the Group accounting policies	10,528	9,640

Equity, adjusted	31,213	29,675

Group’s share in results	2,497	2,374

	2021	2020	2019
	US$(000)	US$(000)	US$(000)
Statements of profit or loss for the years ended December 31:

Revenue	22,937	18,560	22,327

Net loss from continuing operations	191	(2,554)	(1,029)
Adjustments to conform to the Group accounting policies	259	(596)	479
	450	(3,150)	(550)
Group interests	36	(252)	(44)

(d)	Changes in this caption are as follows:

	2021	2020
	US$(000)	US$(000)

As of January 1,	1,488,775	1,488,247
Reclassification of share of the year in losses of Yanacocha to discontinued operations, note 1(e)	(422,394)	(72,219)
Reclassification to held for sale of the investment in Yanacocha	264,838	—
Net share in profit of associates and joint venture	240,450	62,702
Dividends declared and collected by associates	(148,411)	(3,649)
Equity reduction of minor investments	(580)	(119)
Unrealized results on investments	(335)	264
Translation adjustments and other	(48)	96
Acquisition of Tinka Resources Ltd.	—	13,453
As of December 31,	1,422,295	1,488,775